Schedule H, Line 4i: Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 031
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Asset Held for Investment
RYAM 401(k) Plan for Salaried Employees
Schedule H, Line 4i: Schedule of Assets (Held at End of Year)
As of December 31, 2025

Plan Number 031
Employer Identification Number 46-4559529

(a)	(b) Identity of Issue	(c) Description	(d) Cost	(e) Current Value
*	Fidelity	Fidelity 500 Index	(1)	$28,937,232
	MassMutual	MassMutual Stable Value Core	(1)	18,628,999
	BlackRock	BlackRock LifePath Index 2035 Fund G	(1)	10,733,097
	BlackRock	BlackRock LifePath Index Retirement Fund G	(1)	9,664,442
	BlackRock	BlackRock LifePath Index 2030 Fund G	(1)	8,768,406
	BlackRock	BlackRock LifePath Index 2040 Fund G	(1)	8,415,798
	American Funds	American Funds Growth Fund of Amer R6	(1)	7,964,144
	BlackRock	BlackRock LifePath Index 2050 Fund G	(1)	6,671,057
	BlackRock	BlackRock LifePath Index 2045 Fund G	(1)	6,410,920
*	Fidelity	Fidelity Mid Cap Index Fund	(1)	3,979,238
	BlackRock	BlackRock LifePath Index 2060 Fund G	(1)	3,854,883
	BlackRock	BlackRock LifePath Index 2055 Fund G	(1)	3,328,548
*	Fidelity	Fidelity International Index Fund	(1)	2,793,556
	Great Gray	Large Cap Value Fund II Class I1	(1)	2,537,458
*	Fidelity	Fidelity Small Cap Index Fund	(1)	2,521,712
	Great Gray	Lord Abbett Core Bond	(1)	1,865,374
	PIMCO	PIMCO Income Institutional	(1)	1,837,990
*	Fidelity	Fidelity U.S. Bond Index Fund	(1)	1,775,361
	Great Gray	Small Cap Growth Fund II Class I1	(1)	1,466,965
	Great Gray	Small Cap Value Fund III Class I1	(1)	1,341,865
	BlackRock	BlackRock LifePath Index 2065 Fund G	(1)	1,257,707
	Great Gray	Great Gray EUPAC Trust Class I1	(1)	1,199,102
	Great Gray	Mid Cap Value Fund Class I1	(1)	978,958
	Great Gray	Mid Cap Growth Fund II Class I1	(1)	916,920
*	Fidelity	Fidelity Government Money Market Fund Class K6	(1)	108,526
*	Common Stock	Rayonier Advanced Materials Inc. Common Stock	(1)	2,902,951
*	Participant Loans	Participant Loans**	N/A	1,519,462
				$142,380,671

*	Denotes party-in-interest transaction.
**	These loans bear fixed interest rates of 4.25% to 9.50% with maturities through September 9, 2038.
(1)	Investments are participant directed, thus cost information is not required.